SHAREHOLDERS' EQUITY - Narrative (Details) $ / shares in Units, $ in Thousands		1 Months Ended	7 Months Ended	12 Months Ended			19 Months Ended
	Sep. 30, 2025 shares	Feb. 29, 2016	Dec. 31, 2024 USD ($)	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2025 USD ($)	Dec. 31, 2025 ₪ / shares	Dec. 31, 2025 USD ($)	May 15, 2025 USD ($)	Dec. 31, 2024 ₪ / shares	Jun. 07, 2024 USD ($)	Nov. 15, 2023 USD ($)	Nov. 09, 2022 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares, par value (Israeli new Sheqel per share) | ₪ / shares								₪ 1.0			₪ 1
Number of consecutive calendar days preceding option grant date used in calculating the average closing price of one American depository share		30 days
Options and restricted shares granted (in shares) | shares				439,722
Percentage of entity's issued and outstanding share capital which constitutes number of options and restricted shares granted				1.48%
Unrecognized compensation expense related to non-vested stock options and restricted stock unit									$ 168,423
Unrecognized compensation expense related to non-vested stock options and restricted stock unit, period for recognition				1 year 8 months 19 days
Stock repurchase program, authorized amount													$ 300,000	$ 250,000
Treasury shares repurchased				$ 488,911	$ 369,093	$ 288,546
June 7, 2024 $300,000,000 Repurchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock repurchase program, authorized amount										$ 500,000		$ 300,000
Treasury shares repurchased			$ 300,000
June 7, 2024 $500,000,000 Repurchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock repurchase program, authorized amount												$ 500,000
Treasury shares repurchased							$ 500,000
Employee Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
ESPP payroll deductions beginning of purchase period	15.00%
ESPP purchase price of common stock, percent of market price	85.00%
Offering period	6 months
Maximum number of shares per employee (in shares) | shares	1,000
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant-date fair value, options granted (in usd per share) | $ / shares				$ 141.00	$ 169.94	$ 171.43
Total intrinsic value, options exercised				$ 118,347	$ 191,389	$ 138,202
Restricted Stock Awards And Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested fair value				$ 136,984	$ 149,531	$ 111,795
2016 Share Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of stock options exercisable after one year from grant date		25.00%
Percentage of stock options exercisable, quarterly		6.25%
Vesting period		3 years
Percentage of restricted share units that vest annually		25.00%
Expiration period		6 years
Percentage of entity's issued and outstanding share capital used to determine maximum number of shares subject to awards granted		3.00%
Options and restricted shares granted (in shares) | shares				894,258
2016 Share Incentive Plan | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		4 years
2016 Share Incentive Plan | Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period		7 years